Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 51,018	$ 51,099
Accumulated amortization	50,569	28,141
Net book value	449	22,958
Other intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,918	3,999
Accumulated amortization	3,469	2,091
Net book value	449	1,908
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	29,600	29,600
Accumulated amortization	29,600	15,754
Net book value		13,846
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	17,500	17,500
Accumulated amortization	17,500	10,296
Net book value		$ 7,204